Contracts with Customers - Significant Changes in Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Contract assets, opening balance	$ 76.0	$ 61.2
Contract liability, beginning balance	116.1	126.0
Performance obligations satisfied during the reporting period	94.1	62.6
Amortization of revenue	(96.9)	(61.9)
Unbilled demobilization revenue	(0.1)	0.4
Unbilled mobilization revenue	0.6
Unbilled variable rate revenue	13.1	11.9
Performance obligations to be satisfied over time	(0.1)	0.4
Cash received, excluding amounts recognized as revenue	29.0	51.6
Amount invoiced against the contract asset balance	(74.5)	(60.1)
Contract assets, closing balance	109.2	76.0
Contract liability, closing balance	$ 48.1	$ 116.1